                    OPPENHEIMER CALIFORNIA MUNICIPAL FUND
                  Supplement dated February 18, 2005 to the
                     Prospectus dated September 29, 2004

This supplement amends the Prospectus dated September 29, 2004.

This Prospectus is revised as follows:

1.    The section  titled  "Pending  Litigation"  at the end of section of the
   Prospectus  captioned  "ABOUT THE FUND - HOW THE FUND IS  MANAGED," on page
   13, should be deleted in its entirety and replaced with the following:

      PENDING  LITIGATION.  A  consolidated  amended  complaint has been filed  as  putative  derivative  and  class  actions  against  the
      Manager,  Distributor  and  Transfer  Agent,  as well as 51 of the
      Oppenheimer funds  (collectively the "funds")  including the Fund,
      31 present  and former  Directors  or  Trustees  and 9 present and former officers of certain of the Funds. This complaint,  filed in the U.S.  District Court for the Southern  District of New York on
      January 10,  2005,  consolidates  into a single  action and amends six  individual  previously-filed  putative  derivative  and class action  complaints.  Like those prior  complaints,  the  complaint alleges that the Manager charged  excessive fees for  distribution and other costs,  improperly  used assets of the funds in the form of directed  brokerage  commissions  and 12b-1 fees to pay brokers to promote  sales of the funds,  and failed to  properly  disclose the use of fund assets to make those  payments in violation of the
      Investment  Company Act and the  Investment  Advisers Act of 1940.
      Also, like those prior  complaints,  the complaint further alleges that by permitting  and/or  participating  in those  actions,  the
      Directors/Trustees  and  the  Officers  breached  their  fiduciary duties to Fund shareholders  under the Investment  Company Act and at common law. The complaint seeks  unspecified  compensatory  and punitive  damages,  rescission of the funds'  investment  advisory agreements,  an  accounting  of all  fees  paid,  and an  award of attorneys' fees and litigation expenses.

            The Manager and the Distributor  believe the claims asserted in these law suits to be without  merit,  and intend to defend the suits  vigorously.  The Manager and the Distributor do not believe that the  pending  actions  are likely to have a material  adverse
      effect  on  the  Fund  or  on  their   ability  to  perform  their
      respective  investment  advisory or  distribution  agreements with the Fund.

2.    In the  section  entitled  "How  Can  You  Buy  Class  A  Shares?",  the following is added after the chart  depicting  Class A share sales  charges on page 18:

      Due  to  rounding,  the  actual  sales  charge  for  a  particular transaction may be higher or lower than the rates listed above.

3.    Effective  March  18,  2005,  the  first  two  sentences  of  the  first paragraph of the section  entitled "Right of  Accumulation"  in the section entitled  "Can You Reduce  Class A Sales  Charges?" on page 19 are replaced with the following:

      To qualify for the reduced  Class A sales  charge that would apply to a larger  purchase than you are  currently  making (as shown in the table  above),  you can add the value of any Class A,  Class B or Class C shares of the Fund or other  Oppenheimer funds that you or your spouse currently own, or are currently purchasing,  to the value of your  Class A share  purchase.  Your  Class A  shares  of
      Oppenheimer  Money Market Fund, Inc. or Oppenheimer  Cash Reserves
      on which you did not pay a sales  charge  will not be counted  for this purpose.

4.    Effective  March 18, 2005, the first  paragraph of the section  entitled
   "Letters of Intent" in the section  entitled  "Can You Reduce Class A Sales
   Charges?" on page 19 is replaced with the following:

      You  may  also  qualify  for  reduced  Class A  sales  charges  by submitting  a Letter  of Intent  to the  Distributor.  A Letter of
      Intent is a written  statement  of your  intention  to  purchase a specified  value of Class A, Class B or Class C shares of the Fund or other  Oppenheimer  funds  over a  13-month  period.  The total amount of your intended  purchases of Class A, Class B and Class C shares  will  determine  the reduced  sales  charge rate that will apply to your  Class A share  purchases  of the Fund  during  that period.  You can  choose to include  purchases  made up to 90 days before the date that you  submit a Letter.  Your Class A shares of
      Oppenheimer  Money Market Fund, Inc. or Oppenheimer  Cash Reserves
      on which you did not pay a sales  charge  will not be counted  for this purpose.  Submitting a Letter of Intent does not obligate you to purchase  the  specified  amount of shares.  You can also apply the Right of Accumulation to these purchases.

5.    The  section  titled  "How to  Exchange  Shares"  in the  section of the
   Prospectus  captioned  "ABOUT YOUR  ACCOUNT," on page 27, should be deleted in its entirety and replaced with the following:

      How to Exchange Shares

      If you  want to  change  all or part of your  investment  from one
      Oppenheimer  fund to  another,  you can  exchange  your shares for shares of the same class of another  Oppenheimer  fund that offers the  exchange  privilege.  For example,  you can exchange  Class A shares of the Fund only for Class A shares  of  another  fund.  To exchange shares, you must meet several conditions:

      o  Shares of the fund  selected for exchange must be available for sale in your state of residence.
      o  The  prospectuses  of the selected fund must offer the exchange privilege.
      o  You must hold the shares you buy when you  establish an account for at least seven days  before you can  exchange  them.  After your account is open for seven days,  you can  exchange  shares on  any  regular  business  day,  subject  to  the  limitations described below.
      o  You  must  meet  the  minimum  purchase  requirements  for  the selected fund.
      o  Generally,  exchanges  may be  made  only  between  identically registered  accounts,  unless all account  owners send  written exchange instructions with a signature guarantee.
      o  Before  exchanging  into a fund, you must obtain its prospectus and should read it.

         For  tax  purposes,  an  exchange  of  shares  of the  Fund  is considered  a sale of those shares and a purchase of the shares of the fund to which you are exchanging.  An exchange may result in a capital gain or loss.

         You  can  find  a  list  of  the  Oppenheimer  funds  that  are currently  available  for exchanges in the Statement of Additional
      Information  or  you  can  obtain  a list  by  calling  a  service
      representative   at   1.800.225.5677.   The  funds  available  for
      exchange  can  change  from  time to time.  There  are a number of other special  conditions  and  limitations  that apply to certain types of  exchanges.  In some cases,  sales charges may be imposed on exchange transactions.  In general, a contingent deferred sales charge  (CDSC) is not  imposed  on  exchanges  of shares  that are subject  to a CDSC.  However,  if you  exchange  shares  that  are subject to a CDSC,  the CDSC  holding  period will be carried over to the  acquired  shares,  and the  CDSC may be  imposed  if those shares are redeemed before the end of that holding  period.  These conditions and  circumstances  are described in detail in the "How to  Exchange  Shares"  section  in  the  Statement  of  Additional
      Information.

      HOW DO YOU SUBMIT  EXCHANGE  REQUESTS?  Exchanges may be requested in writing,  by telephone or the internet,  or by  establishing an
      Automatic Exchange Plan.

      Written  Exchange  Requests.  Send  an  OppenheimerFunds  Exchange
         Request  form,  signed  by all  owners of the  account,  to the
         Transfer  Agent at the address on the back cover.  Exchanges of shares for which share  certificates have been issued cannot be processed  unless the Transfer Agent receives the  certificates with the request.

      Telephone  and  Internet  Exchange  Requests.  Telephone  exchange
         requests   may  be   made   either   by   calling   a   service
         representative    or   by   using    PhoneLink    by    calling
         1.800.225.5677.  You may submit internet  exchange  requests on
         the       OppenheimerFunds       internet      website,      at
         www.oppenheimerfunds.com.  You must have  obtained  a user I.D.
         and password to make  transactions  on that website.  Telephone and/or  internet  exchanges  may be made only between  accounts that are registered  with the same name(s) and address.  Shares for  which  share  certificates  have  been  issued  may not be exchanged by telephone or the internet.

      Automatic  Exchange Plan.  Shareholders can authorize the Transfer
         Agent  to   exchange   a   pre-determined   amount   of  shares
         automatically  on a monthly,  quarterly,  semi-annual or annual basis.

      Please  refer to "How to  Exchange  Shares"  in the  Statement  of
      Additional Information for more details.

      ARE THERE  LIMITATIONS  ON  FREQUENT  PURCHASES,  REDEMPTIONS  AND
      EXCHANGES?

      Risks from Excessive Purchase,  Redemption and Short-Term Exchange
      Activity.   The   OppenheimerFunds   exchange   privilege  affords
      investors   the  ability  to  switch   their   investments   among
      Oppenheimer  funds  if their  investment  needs  change.  However,
      there  are   limits  on  that   privilege.   Frequent   purchases,
      redemptions  and exchanges of fund shares may  interfere  with the
      Manager's  ability to manage the fund's  investments  efficiently, increase the fund's  transaction and  administrative  costs and/or affect the fund's performance,  depending on various factors, such as the  size of the  fund,  the  nature  of its  investments,  the amount of fund assets the portfolio  manager  maintains in cash or cash  equivalents,  the aggregate dollar amount and the number and frequency  of trades.  If large  dollar  amounts  are  involved in
      exchange  and/or  redemption  transactions,   the  Fund  might  be
      required to sell  portfolio  securities  at  unfavorable  times to meet redemption or exchange requests,  and the Fund's brokerage or administrative expenses might be increased.

      Therefore,  the  Manager  and the Fund's  Board of  Trustees  have adopted  the  following  policies  and  procedures  to detect  and prevent frequent and/or excessive  exchanges,  and/or purchase and redemption  activity,  while  balancing the needs of investors who seek liquidity  from their  investment and the ability to exchange shares as investment needs change.  There is no guarantee that the policies and  procedures  described  below will be  sufficient  to identify and deter excessive short-term trading.

o     Timing of  Exchanges.  Exchanged  shares are normally  redeemed from one fund and the proceeds are  reinvested  in the fund selected for exchange  on  the  same  regular  business  day  on  which  the
         Transfer  Agent or its agent (such as a financial  intermediary holding the investor's  shares in an "omnibus" or "street name"
         account)  receives an exchange  request that  conforms to these policies.  The request must be received by the close of The New
         York  Stock  Exchange  that day,  which is  normally  4:00 p.m.
         Eastern  time,  but may be earlier on some days.  However,  the
         Transfer Agent may delay the  reinvestment  of proceeds from an exchange for up to five business days if it determines,  in its discretion,  that  an  earlier  transmittal  of the  redemption proceeds to the receiving  fund would be  detrimental to either the fund from which the  exchange  is made or the fund to which the exchange is made.

o     Limits  on  Disruptive   Activity.   The  Transfer  Agent  may,  in  its
         discretion,  limit or terminate trading activity by any person, group or account that it believes would be disruptive,  even if the  activity  has not  exceeded  the policy  outlined  in this
         Prospectus.  The  Transfer  Agent may review and  consider  the history of frequent  trading  activity  in all  accounts in the
         Oppenheimer  funds  known  to  be  under  common  ownership  or control as part of the Transfer  Agent's  procedures  to detect and deter excessive trading activity.

o     Exchanges  of Client  Accounts by Financial  Advisers.  The Fund and the
         Transfer Agent permit dealers and financial  intermediaries  to submit exchange  requests on behalf of their customers  (unless the  customer  has revoked  that  authority).  The  Distributor and/or  the  Transfer  Agent have  agreements  with a number of financial  intermediaries  that permit them to submit  exchange
         orders   in  bulk   on   behalf   of   their   clients.   Those
         intermediaries  are  required  to follow  the  exchange  policy stated in this Prospectus and to comply with  additional,  more stringent  restrictions.  Those additional restrictions include
         limitations  on  the  funds   available  for   exchanges,   the
         requirement   to  give  advance  notice  of  exchanges  to  the
         Transfer Agent,  and limits on the amount of client assets that may be invested in a  particular  fund.  A fund or the Transfer
         Agent may limit or refuse bulk exchange  requests  submitted by such  financial  intermediaries  if,  in the  Transfer  Agent's judgment,  exercised in its discretion,  the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions  of Shares.  These  exchange  policy  limits do not apply to redemptions  of shares.  Shareholders  are  permitted to redeem their shares on any regular  business day, subject to the terms of this Prospectus.

o     Right to Refuse Exchange and Purchase  Orders.  The  Distributor  and/or
         the Transfer  Agent may refuse any  purchase or exchange  order in their  discretion  and are not  obligated to provide  notice before  rejecting  an order.  The Fund may  amend,  suspend  or terminate the exchange  privilege at any time. You will receive
         60  days'  notice  of  any  material  change  in  the  exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend  Account  Privileges.  The Transfer  Agent
         may send a  written  warning  to  direct  shareholders  who the
         Transfer   Agent   believes   may  be  engaging  in   excessive
         purchases,  redemptions  and/or exchange  activity and reserves the right to  suspend or  terminate  the  ability  to  purchase shares  and/or  exchange  privileges  for any account  that the
         Transfer Agent  determines,  in carrying out these policies and in the exercise of its  discretion,  has engaged in  disruptive or excessive trading activity.

o     Omnibus  Accounts.  If you  hold  your  shares  of the  Fund  through  a financial  intermediary  such as a  broker-dealer,  a bank,  an insurance company separate account,  an investment  adviser, an administrator  or trustee of a retirement plan or 529 plan that holds  your  shares in an  account  under its name  (these  are sometimes  referred to as "omnibus" or "street name" accounts), that financial  intermediary may impose its own restrictions or limitations to discourage  short-term or excessive trading. You should  consult your  financial  intermediary  to find out what trading restrictions,  including limitations on exchanges, they may apply to you.

      While the Fund,  the  Distributor,  the Manager  and the  Transfer
      Agent  encourage  financial  intermediaries  to apply  the  Fund's policies to their  customers  who invest  indirectly  in the Fund, the  Transfer  Agent  may not be  able to  apply  this  policy  to accounts  such as (a) accounts held in omnibus form in the name of a  broker-dealer  or other financial  institution,  or (b) omnibus accounts  held  in the  name  of a  retirement  plan  or 529  plan trustee or  administrator,  or (c) accounts held in the name of an insurance  company  for  its  separate  account(s),  or (d)  other accounts  having  multiple  underlying  owners but registered in a
      manner  such  that  the  underlying   beneficial  owners  are  not
      identified to the Transfer Agent.

      Therefore  the  Transfer   Agent  might  not  be  able  to  detect
      excessive  short  term  trading  activity  facilitated  by,  or in accounts  maintained  in, the "omnibus" or "street name"  accounts of a financial  intermediary.  However,  the  Transfer  Agent will attempt to monitor  overall  purchase and  redemption  activity in those  accounts  to seek to  identify  patterns  that may  suggest excessive  trading  by  the  underlying  owners.  If  evidence  of possible  excessive  trading  activity is observed by the Transfer
      Agent,  the financial  intermediary  that is the registered  owner will be asked to review  account  activity,  and to confirm to the
      Transfer  Agent  and the fund  that  appropriate  action  has been taken to curtail any  excessive  trading  activity.  However,  the
      Transfer   Agent's   ability  to  monitor   and  deter   excessive
      short-term  trading in omnibus or street name accounts  ultimately depends  on  the  capability  and  cooperation  of  the  financial intermediaries controlling those accounts.

      The Fund's Board has adopted  additional  policies and  procedures to detect and prevent  frequent  and/or  excessive  exchanges  and purchase and redemption  activity.  Those additional  policies and procedures will take effect on June 20, 2005:

o     30-Day  Limit.  A direct  shareholder  may  exchange  all or some of the shares  of the  Fund  held  in his or her  account  to  another eligible  Oppenheimer  fund once in a 30  calendar-day  period.
         When shares are  exchanged  into  another  fund  account,  that account will be "blocked"  from further  exchanges into another fund  for a period  of 30  calendar  days  from the date of the exchange.  The block will apply to the full account balance and not  just  to  the  amount  exchanged  into  the  account.  For example,  if a shareholder  exchanged $1,000 from one fund into another  fund in which the  shareholder  already  owned  shares worth $10,000,  then, following the exchange,  the full account balance  ($11,000  in  this  example)  would  be  blocked  from further  exchanges  into  another  fund  for  a  period  of  30 calendar days. A "direct  shareholder"  is one whose account is registered  on the Fund's books  showing the name,  address and tax ID number of the beneficial owner.

o     Exchanges  Into  Money  Market  Funds.  A  direct  shareholder  will  be permitted  to  exchange  shares  of a stock  or bond  fund  for shares  of a  money  market  fund  at  any  time,  even  if the shareholder  has  exchanged  shares into the stock or bond fund during the prior 30 days.  However,  all of the shares  held in that money  market  fund would  then be  blocked  from  further exchanges into another fund for 30 calendar days.

o     Dividend  Reinvestments/B  Share Conversions.  Reinvestment of dividends or  distributions  from one fund to purchase  shares of another fund and the  conversion  of Class B shares into Class A shares will not be  considered  exchanges for purposes of imposing the
         30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject  to the 30-day  limit  described  above.  Asset allocation  firms that want to exchange shares held in accounts on behalf of their  customers  must identify  themselves to the
         Transfer Agent and execute an acknowledgement  and agreement to abide by  these  policies  with  respect  to  their  customers'
         accounts.  "On-demand"  exchanges  outside  the  parameters  of portfolio  rebalancing  programs  will be subject to the 30-day
         limit.  However,   investment  programs  by  other  Oppenheimer
         "funds-of-funds"  that entail  rebalancing  of  investments  in underlying  Oppenheimer  funds  will  not be  subject  to these limits.

o     Automatic  Exchange  Plans.  Accounts  that  receive  exchange  proceeds
         through  automatic  or  systematic   exchange  plans  that  are
         established  through the Transfer  Agent will not be subject to the 30-day block as a result of those  automatic or  systematic exchanges (but may be blocked from exchanges,  under the 30-day limit, if they receive proceeds from other exchanges).

February 18, 2005                                           PS0790.019

                    OPPENHEIMER CALIFORNIA MUNICIPAL FUND
               Supplement dated February 18, 2005 to the
     Statement of Additional Information dated September 29, 2004,
                        Revised February 3, 2005

This supplement amends the Statement of Additional Information dated
September 29, 2004, revised February 3, 2005.

The Statement of Additional Information is revised as follows:

1. Effective March 18, 2005, the first three paragraphs of the section entitled "Letters of Intent" on page 59 are replaced with the following:

      Letters of Intent. Under a Letter of Intent ("Letter"),  you
      can  reduce  the  sales  charge  rate that  applies  to your purchases of Class A shares if you  purchase  Class A, Class
      B or Class C shares of the Fund or other  Oppenheimer  funds
      during  a  13-month   period.   The  total  amount  of  your
      purchases  of  Class  A,  Class B and  Class C  shares  will determine  the sales  charge rate that applies to your Class
      A share  purchases  during  that  period.  You can choose to include  purchases made up to 90 days before the date of the
      Letter.  Class A shares of  Oppenheimer  Money  Market Fund,
      Inc. and  Oppenheimer  Cash  Reserves  fund on which you did not pay a sales charge and any Class N shares you  purchase,
      or  may  have   purchased,   will  not  be  counted  towards
      satisfying the purchases specified in a Letter.

            A Letter is an investor's  statement in writing to the
      Distributor  of his or her intention to purchase a specified value  of Class A,  Class B and  Class C shares  of the Fund and other  Oppenheimer  funds during a 13-month  period (the
      "Letter  period").  At  the  investor's  request,  this  may include  purchases  made up to 90 days  prior to the date of the Letter.  The Letter states the  investor's  intention to make the  aggregate  amount of  purchases  of shares  which, when  added to the  investor's  holdings  of shares of those funds,  will  equal or exceed the  amount  specified  in the
      Letter.  Purchases  made by  reinvestment  of  dividends  or capital gains  distributions and purchases made at net asset value  (i.e.  without a sales  charge)  do not count  toward satisfying the amount of the Letter.

            Each  purchase of Class A shares under the Letter will
      be made at the offering  price  (including the sales charge)
      that would apply to a single lump-sum  purchase of shares in the amount intended to be purchased under the Letter.

2. The  following is added to the end of the section  entitled  "Waivers
of  Initial   and   Contingent   Deferred   Sales   Charges  in  Certain
Transactions" on page C-4 of Appendix C.

|_|   Shares purchased in amounts of less than $5.

February 18, 2005                               PX0790.010